NOTE 8. RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
General and Administrative Expenses Paid	$ 122,284	$ 90,227	$ 326,688	$ 118,129
Compensation expenses			75,000
Deferred revenue	1,004,387		1,004,387		$ 324,387
ATI Services Agreements [Member]
Revenues			375,000
Employment Agreements [Member]
General and Administrative Expenses Paid			75,000		0
Deferred compensation	375,000		375,000		450,000
Yilaime Lease Agreement [Member]
General and Administrative Expenses Paid			22,500
AXP Holding Member
Compensation expenses			48,312
Prepayments	95,504		95,504		159,772
Commissions and Fees [Member]
General and Administrative Expenses Paid			3,477
Yilaime [Member]
Account receivables, net	924,211		924,211		398,668
Deferred revenue	1,004,387		1,004,387		324,387
ATI [Member]
Account receivables, net	172,173		172,173		60,088
Anhui Ao De Xin [Member]
Accounts payable	$ 23,712		$ 23,712		$ 198,000